Geographic Financial Information	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Geographic Financial Information [Abstract]
Geographic Financial Information
Note 22 — Geographic Financial Information
The Company conducts its Hospitality and Management Services and Vacation Interest Sales and Financing operations in two geographic areas: North America and Europe. The Company’s North America operations include the Company’s branded resorts in the continental U.S., Hawaii, Mexico, Canada and the Caribbean, and the Company’s Europe operations include the Company’s branded resorts in England, Scotland, Ireland, Italy, Spain, Portugal, Austria, Malta, France and Greece. The following table reflects total revenue and assets by geographic area for the periods ended on, or as of, the dates presented below (in thousands):

	Three Months Ended March 31,
	2013	2012
Revenue
North America	$139,451	$99,386
Europe	14,001	9,564
Total Revenues	$153,452	$108,950

	March 31, 2013	December 31, 2012
Mortgages and contracts receivable, net
North America	$319,172	$310,955
Europe	1,795	1,977
Total mortgages and contracts receivable, net	$320,967	$312,932
Unsold Vacation Interests, net
North America	$260,674	$275,352
Europe	39,814	40,515
Total unsold Vacation Interests, net	$300,488	$315,867
Property and equipment, net
North America	$50,753	$50,643
Europe	4,302	4,477
Total property and equipment, net	$55,055	$55,120
Intangible assets, net
North America	$100,291	$103,141
Europe	8,021	9,357
Total intangible assets, net	$108,312	$112,498
Total long-term assets, net
North America	$730,890	$740,091
Europe	53,932	56,326
Total long-term assets, net	$784,822	$796,417

Geographic Financial Information
The Company conducts its Hospitality and Management Services and Vacation Interest Sales and Financing operations in two geographic areas: North America and Europe. The Company’s North America operations include the Company’s branded resorts in the continental U.S., Hawaii, Mexico, Canada and the Caribbean, and the Company’s Europe operations include the Company’s branded resorts in England, Scotland, Ireland, Italy, Spain, Portugal, Austria, Malta, France and Greece. The following table reflects total revenue and assets by geographic area for the periods presented below (in thousands):

	For the Year Ended December 31,
	2012	2011	2010
Revenue
North America	$476,053	$346,803	$325,710
Europe	47,615	44,218	45,115
Total Revenues	$523,668	$391,021	$370,825

	December 31, 2012	December 31, 2011
Mortgages and contracts receivable, net
North America	$310,955	$281,958
Europe	1,977	1,344
Total mortgages and contracts receivable, net	$312,932	$283,302
Unsold Vacation Interests, net
North America	$275,352	$233,721
Europe	40,515	23,084
Total unsold Vacation Interests, net	$315,867	$256,805
Property and equipment, net
North America	$50,643	$43,697
Europe	4,477	4,480
Total property and equipment, net	$55,120	$48,177
Intangible assets, net
North America	$103,141	$63,882
Europe	9,357	4,227
Total intangible assets, net	$112,498	$68,109
Total long-term assets, net
North America	$740,091	$623,258
Europe	56,326	33,135
Total long-term assets, net	$796,417	$656,393